Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
NOTE 14 — FAIR VALUE OF FINANCIAL INSTRUMENTS

Items Measured at Fair Value on a Recurring Basis

As of December 31, 2017 and 2016, the Company held certain assets that were required to be measured at fair value on a recurring basis. The following is a summary of fair value measurements at December 31, 2017 and 2016 (in thousands):

	December 31, 2017
	Carrying Value	Level 1	Level 2	Level 3
Assets:
Money market funds (1)	$171,859	$171,859	$—	$—
Purchase price adjustment receivable (2)	1,719	—	—	1,719

	December 31, 2016
	Carrying Value	Level 1	Level 2	Level 3
Assets:
Money market funds (1)	$20,088	$20,088	$—	$—
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(1) Consist of highly liquid investments with original maturities of three months or less and classified in cash and cash equivalents in the accompanying consolidated balance sheets.
(2) Classified as other assets in the accompanying consolidated balance sheet and as a component of other sales and revenues in the accompanying consolidated statements of operations.

The fair value of the purchase price adjustment receivable is determined based on the extent to which the Company’s estimated performance of the underlying finance receivables exceeds the purchaser’s estimated performance of the underlying finance receivables as of measurement dates specified in the Master Purchase and Sale Agreement. The Company develops its estimate of future cumulative losses based on the historical performance of finance receivables it originated with similar characteristics as well as general macro-economic trends. The Company then utilizes a discounted cash flow model to calculate the present value of the expected future payment amounts. Such fair value measurement is considered Level 3 under the fair value hierarchy.

Fair Value of Financial Instruments

The carrying amounts of restricted cash, accounts receivable, accounts payable and accrued liabilities and accounts payable to related party approximate fair value because their respective maturities are less than three months. The carrying value of the Floor Plan Facility was determined to approximate fair value due to its short-term duration and variable interest rate that approximates prevailing interest rates as of each reporting period. The carrying value of notes payable was determined to approximate fair value as each of the notes has prevailing interest rates, which have not materially changed as of December 31, 2017. The carrying value of finance leases was determined to approximate fair value as each of the transactions was entered into at prevailing interest rates during the year ended December 31, 2017. The fair value of finance receivables, which are not carried at fair value on the accompanying consolidated balance sheets, was determined utilizing the estimated sales price based on the historical experience of the Company. Such fair value measurement of the finance receivables, net is considered Level 2 under the fair value hierarchy. The carrying value and fair value of the finance receivables as of December 31, 2017 and December 31, 2016 were as follows (in thousands):

	December 31,
	2017	2016
Carrying value	$45,564	$24,771
Fair value	47,514	25,554